ACCOUNTS PAYABLE AND OTHER - Summary of Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 21, 2021
Current
Accounts payable	$ 1,253	$ 1,360
Accrued and other liabilities	805	410
Lease liabilities	76	68
Financial liabilities	145	126
Work in progress	1,175	1,397
Provisions and decommissioning liabilities	609	355
Liabilities held for sale	42	0
Loan payable to Brookfield Business Partners	228	0	$ 1,900
BBUC reorganization loans	0	1,860
Accounts payable and other	4,333	5,576
Non-current
Accounts payable	84	84
Accrued and other liabilities	573	520
Lease liabilities	423	401
Financial liabilities	1,694	1,787
Work in progress	49	1
Provisions and decommissioning liabilities	483	682
Total non-current	3,306	3,475
Net defined benefit liability	385	446
Current net defined benefit liability	14	14
Non-current net defined benefit liability	371	432
Financial liability recognized for proceeds received from sale and leaseback transaction	1,673	1,732
Current financial liability recognized related to sale and leaseback of hospitals	74	66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,599	$ 1,666
Liability risk rate	4.00%	1.90%
Liability inflation rate	3.00%	3.00%